Income tax expense (Tables)	12 Months Ended
Dec. 31, 2021
Income tax expense
Schedule of income tax expenses

	Year Ended
	December 31,
(in thousands of $)	2021	2020	2019
Loss before taxes	$399,743	$605,352	$175,919
Income tax calculated at 25%	99,936	151,338	43,980
Effect of expenses and gains that are not deductible in determining taxable results	(34,366)	(12,813)	(8,625)
Effect of stock issue expenses that are not deductible in determining taxable results	14,119	14,139	6,363
Effect of concessions	13,413	7,900	635
Effect of tax losses carried forward not recognized	(44,232)	(116,711)	(12,952)
Effect of different tax rates in jurisdictions in which the company operates	(2,084)	(195)	(58)
Deferred tax asset other than loss carryforwards not recognized	(50,389)	(45,601)	(30,336)
Withholding tax paid	(5,076)	—	—
(Underprovided)/overprovided in prior years	398	(1,014)	(4,310)
Other	(241)	(146)	15
Income tax expense recognized in the consolidated statements of profit or loss	$(8,522)	$(3,103)	$(5,289)

Schedule of income taxes recognized in income

	Year Ended
	December 31,
(in thousands of $)	2021	2020	2019
Current year	$15,224	$7,847	$5,289
Income tax prior years	(398)	1,732	—
Current tax expense	14,826	9,579	5,289

Originating and reversal of temporary differences	(6,304)	(6,476)	—
Deferred tax expense / (income)	(6,304)	(6,476)	—

Total tax expense	$8,522	$3,103	$5,289